Derivative assets (Effects of derivatives recorded in interest expense) (Details) - Interest Rate Caps And Swaps [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedges	$ (14,178)	$ (1,628)	$ (18,118)
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	0	0	0
Effect from derivatives	$ (14,178)	$ (1,628)	$ (18,118)